Common Stock - Narrative (Details) - $ / shares	12 Months Ended
	Dec. 31, 2020	Sep. 30, 2021	Dec. 31, 2019
Class of Stock [Line Items]
Common stock and temporary equity, shares authorized (in shares)	35,192,637	35,192,637
Stock Options
Class of Stock [Line Items]
Contractual term	10 years
Requisite service period	4 years
Stock Options | 2013 Stock Option and Grant Plan
Class of Stock [Line Items]
Contractual term	10 years
Requisite service period	4 years
Stock Options | 2019 Equity Incentive Plan
Class of Stock [Line Items]
Contractual term	10 years
Requisite service period	4 years
Common Stock
Class of Stock [Line Items]
Common stock, shares authorized (in shares)	128,734,881	143,234,881	107,168,070
Common stock par value (in dollars per share)	$ 0.000001	$ 0.000001	$ 0.000001
Common Stock | Stock Options | 2013 Stock Option and Grant Plan
Class of Stock [Line Items]
Common stock, shares authorized (in shares)	0
Common Stock | Stock Options | 2019 Equity Incentive Plan
Class of Stock [Line Items]
Common stock, shares authorized (in shares)	845,650		845,650
Redeemable Convertible Preferred Stock
Class of Stock [Line Items]
Mezzanine equity, shares authorized (in shares)	159,303,110	173,803,110	138,679,570